CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIT) (USD $)	Total USD ($)	Pre Merger [Member] USD ($)	Post Merger [Member] USD ($)	Common Stock [Member] USD ($)	Common Stock [Member] Subsequent Event [Member]	Common Stock [Member] Pre Merger [Member] USD ($)	Common Stock [Member] Post Merger [Member] USD ($)	Preferred Stock [Member] USD ($)	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] Pre Merger [Member] USD ($)	Additional Paid-in Capital [Member] Post Merger [Member] USD ($)	Variable Interest Entity, Primary Beneficiary [Member] USD ($)	Retained Earnings [Member] USD ($)	Noncontrolling Interest [Member] USD ($)	Accumulated Other Comprehensive Income (Loss) [Member] USD ($)
Balances at Aug. 24, 2005	$ 0			$ 0				$ 0	$ 0			$ 0	$ 0	$ 0	$ 0
Balance (in shares) at Aug. 24, 2005				0
Issuance of common stock for cash	10,965,610			257,431					10,708,179
Issuance of common stock for cash (in shares)				26,822,215
Imputed interest on stockholder loans	1,983,523								1,983,523
Conversion of stockholders loans to former VIE to common stock	1,376,229								1,376,229
Net Income (loss)	(20,928,700)												(20,891,469)	(111,358)	74,127
Unrealized gain on foreign currency translation adjustment	247,683													57,808	189,875
Equity of variable interest entities	(240,753)			0					0			1,004,150	0	(1,202,762)	0
Balances at Dec. 31, 2011	(6,596,408)			257,431					14,067,931			1,004,150	(20,891,469)	(1,256,312)	264,002
Balance (in shares) at Dec. 31, 2011				26,822,215
Issuance of common stock for cash		2,500,000	235,000			25,501	235			2,474,499	234,765
Issuance of common stock for cash (in shares)						2,500,000	235,000
Imputed interest on stockholder loans	380,414								380,414
Adjustment for reverse merger	0			(334,831)				226,654	149,206			(83,170)
Adjustment for reverse merger (in shares)				(13,393,447)
Conversion of stockholders loans to former VIE to common stock	3,689,208			75,206					3,614,002
Conversion of stockholders loans to former VIE to common stock (in shares)				7,378,416
Net Income (loss)	(4,418,459)												(4,300,673)	(117,786)
Unrealized gain on foreign currency translation adjustment	134,871			0				0	0			0	0	38,409	96,462
Equity of variable interest entities	920,980
Balances at Dec. 31, 2012	(4,075,374)			23,542				226,654	20,920,817			920,980	(25,192,142)	(1,335,689)	360,464
Balance (in shares) at Dec. 31, 2012				23,542,184
Issuance of common stock for cash	3,237,318			3,237					3,234,081
Issuance of common stock for cash (in shares)				3,237,318
Imputed interest on stockholder loans	105,925								105,925
Conversion of preferred stock to common stock	0			2,865				(28,654)	25,789
Conversion of preferred stock to common stock (in shares)				2,865,447
Conversion of other loans payable to common stock	222,672			223					222,449
Conversion of other loans payable to common stock (in shares)				222,672
Issuance of common stock for consulting services	190,500			205					190,295
Issuance of common stock for consulting services (in shares)				205,000
Conversion of stockholders loans to former VIE to common stock	2,773,384			6,865					2,766,519
Conversion of stockholders loans to former VIE to common stock (in shares)				6,864,811
Adjustment to reflect acquisition of former VIE's	0			3,000				0	1,111,538			(920,980)	(1,633,120)	1,213,606	225,956
Adjustment to reflect acquisition of former VIE's (in shares)				3,000,000
Issuance of options	151,053								151,053
Net Income (loss)	(4,419,122)												(4,401,469)	(17,653)
Unrealized gain on foreign currency translation adjustment	461,073			0				0	0			0	0	139,736	321,336
Balances at Dec. 31, 2013	(1,352,572)			39,937				198,000	28,728,466			0	(31,226,731)	0	907,756
Balance (in shares) at Dec. 31, 2013				39,937,432
Issuance of common stock for cash	799,825			800					799,025
Issuance of common stock for cash (in shares)				799,825	250,000
Conversion of preferred stock to common stock				3,000				(30,000)	27,000
Conversion of preferred stock to common stock (in shares)				3,000,000
Issuance of options	34,142								34,142
Net Income (loss)	(955,836)												(955,836)
Unrealized gain on foreign currency translation adjustment	(9,634)			0				0	0				0		(9,634)
Balances at Mar. 31, 2014	$ (1,484,075)			$ 43,737				$ 168,000	$ 29,588,633				$ (32,182,567)		$ 898,122
Balance (in shares) at Mar. 31, 2014				43,737,257